CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2014 USD ($)
CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS
Offering costs	$ 9,519,321